Property and Equipment , Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. Property and Equipment, Net
Property and equipment, net, as of March 31, 2024 and December 31, 2023 was comprised as follows (in thousands):

	Estimated Useful Life (in Years)	March 31, 2024	December 31, 2023
Laboratory equipment	5	$11,586	$11,187
Furniture and office equipment	4	481	481
Computer equipment	3	241	241
Leasehold improvements	Shorter of useful life or remaining lease term	3,356	3,356
Construction in progress		13,412	8,242

Total property and equipment, gross		29,076	23,507
Less: accumulated depreciation		(8,567)	(7,842)

Total property and equipment, net		$20,509	$15,665

As of March 31, 2024 and December 31, 2023, the Company had construction in progress of $13.4 million and $8.2 million, predominately related to laboratory equipment received but not yet installed and capitalizable costs related to the Company’s future corporate headquarters.
Depreciation expense for the three months ended March 31, 2024 and 2023 was $0.7 million and $0.8 million, respectively.

7. Property and Equipment, Net
Property and equipment, net, as of December 31, 2023 and 2022 was comprised as follows (in thousands):

		December 31,
	Estimated Useful Life (in Years)	2023	2022
Laboratory equipment	5	$11,187	$8,441

Furniture and office equipment	4	481	477

Computer equipment	3	241	213

Leasehold improvements	Shorter of useful life or remaining lease term	3,356	2,941

Construction in progress		8,242	2,049

Total property and equipment, gross		23,507	14,121

Less: accumulated depreciation		(7,842)	(4,255)

Total property and equipment, net		$15,665	$9,866

As of December 31, 2023 and 2022, the Company had construction in progress of $8.2 million and $2.0 million, predominately related to laboratory equipment received but not yet installed and capitalizable costs related to the Company’s future corporate headquarters.
Depreciation expense for the years ended December 31, 2023 and 2022 was $3.6 million and $2.5 million, respectively.